COMMITMENTS AND CONTINGENCIES (Construction in Progress - Narratives) (Details) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2014 Vimicro Tianjin [Member] Construction in progress [Member] USD ($)	Dec. 31, 2013 Vimicro Tianjin [Member] Construction in progress [Member] USD ($)	May 31, 2009 Vimicro Tianjin [Member] Land use rights [Member] CNY sqm	Feb. 28, 2010 Vimicro China [Member] Land use rights [Member] USD ($) sqm	Feb. 28, 2010 Vimicro China [Member] Land use rights [Member] CNY sqm	Dec. 31, 2006 Vimicro China [Member] Land use rights [Member]	Dec. 31, 2014 Vimicro Jiangsu [Member] Construction in progress [Member] USD ($)	Dec. 31, 2013 Vimicro Jiangsu [Member] Construction in progress [Member] USD ($)	Dec. 31, 2007 Vimicro Jiangsu [Member] Land use rights [Member] USD ($) sqm	Dec. 31, 2007 Vimicro Jiangsu [Member] Land use rights [Member] CNY sqm
Commitments and contingencies [Line Items]
Consideration for land use rights under the transfer agreement			13,800	$ 5,900	39,100				$ 5,539	33,800
Unit of area of land (in square meters)			34,418	5,047	5,047				90,800	90,800
Transfer of construction area of the developed property to Xinhua Agricultural (as a percent)						35.00%
Estimated aggregate capital expenditure	43,000						56,500
Construction amount capitalized as construction in progress	21,952	19,640					24,548	1,262
Commitments to finance the construction of the project that had not been recognized in the financial statements	$ 4,038						$ 29,171
Period for which Group had commitments to finance the construction of the project	2 years						2 years